Capital Structure and Financial Matters	12 Months Ended
Dec. 31, 2023
Capital Structure and Financial Matters
Capital Structure and Financial Matters

Note 19. Capital Structure and Financial Matters

Share capital – ordinary shares

Capital transactions

In February 2021, the Company completed its IPO through which the Company issued and sold 300,000 ADSs, at a price to the public of $100.00 per ADS. The Company received aggregate net proceeds of $25.3 million from the IPO, after deducting the underwriting discounts and commissions and offering expenses. Upon the completion of the IPO, our registered, issued, and outstanding share capital was nominal DKK 19,198,668.

In November 2021, the Company completed a follow-on public offering through which the Company issued and sold 394,286 ADSs, at a price to the public of $70.00 per ADS. The shares issued were inclusive of the 51,429 ADSs issued to the underwriters pursuant to the full exercise of their option to purchase additional shares on November 5, 2021. The Company received aggregate net proceeds of $24.9 million from the follow-on public offering, which includes the funds received for the additional shares issued to the underwriters, after deducting the underwriting discounts and commissions and estimated offering expenses payable by us. Upon the completion of the follow-on public offering, the Company’s registered, issued, and outstanding share capital was nominal DKK 23,141,524.

Lincoln Park Purchase Agreement

On June 7, 2022, the Company entered into the Purchase Agreement, with Lincoln Park, pursuant to which the Company may elect to sell up to $40.0 million in the Company’s ordinary shares, DKK 1 nominal value, represented by ADSs, subject to certain limitations and conditions set forth in the Purchase Agreement. In addition, upon execution of the Purchase Agreement, the Company paid a commitment fee in the form of 428,572 ordinary shares at a price of $2.80 per share, for a total commitment fee of $1.2 million (the “Commitment Fee”). Under the Purchase Agreement, the Company may from time to time, at its discretion, direct Lincoln Park to purchase on any single business day, or a regular purchase, up to 50,000 ordinary shares represented by ADSs which may be increased to 70,000 ordinary shares represented by ADSs under certain circumstances set forth in the Purchase Agreement over the 36 month term of the Purchase Agreement. The purchase price of the ordinary shares represented by ADSs will be based upon the prevailing market price of the ADSs at the time of the purchase without any fixed discount. In addition, the Company may direct Lincoln Park to purchase additional amounts as accelerated purchases and additional accelerated purchases under certain circumstances. The Company is not obligated to sell any ordinary shares represented by ADSs pursuant to the Purchase Agreement and will control the timing and amount of any such sales, but in no event will Lincoln Park be required to purchase more than $1.5 million in ordinary shares represented by ADSs in any single regular purchase.

On July 7, 2022, the Company filed a “selling shareholder” registration statement with the U.S. Securities and Exchange Commission (“SEC”) related to the Purchase Agreement with Lincoln Park as the selling shareholder, through which the Company registered 4,649,250 ordinary shares represented by ADSs for resale to the public by Lincoln Park. The Company will not receive any proceeds from the resale of ADSs by Lincoln Park, however, assuming that the Company sells the full amount of its ordinary shares represented by ADSs to Lincoln Park, under the Purchase Agreement the Company may receive up to $40.0 million in aggregate proceeds.

As of December 31, 2023, the Company had issued and sold 428,572 ordinary shares represented by ADSs to Lincoln Park. Such shares were issued to Lincoln Park as payment of the Commitment Fee in consideration for Lincoln Park’s’ commitment to purchase our ordinary shares represented by ADSs under the Purchase Agreement. As of such date, the Company had not issued or sold any additional ordinary shares represented by ADSs to Lincoln Park under the Purchase Agreement. As of December 31, 2023, not all conditions to make the LPC Purchase Agreement operational have been met.

JonesTrading Sales Agreement

On October 3, 2022, the Company entered into an At-The-Market Issuance Sales Agreement with JonesTrading Institutional Services LLC (“JonesTrading”) under which the Company could sell up to an aggregate of $14.4 million of its ordinary shares represented by ADSs. The Company agreed to pay JonesTrading commission equal to 3% of the gross proceeds of the sales price of all ADSs sold through them as sales agent under the Sales Agreement. The offering of the Company’s ADSs pursuant to the Sales Agreement will terminate on the earliest of (1) the sale of all of the ordinary shares subject to the Sales Agreement, or (2) termination of the Sales Agreement by the Company or JonesTrading. The Company and JonesTrading may terminate the sales agreement at any time upon ten days prior notice. JonesTrading may terminate the Sales Agreement at any time in certain circumstances, including the occurrence of a material adverse change that, in their judgment, may make it impracticable or inadvisable to market or sell the Company’s ADSs or a suspension or limitation of trading the Company’s ADSs on The Nasdaq Capital Market.

During the year ended December 31, 2022, the Company sold 118,853 ADSs representing the Company’s ordinary shares, DKK 1 nominal value, at a VWAP of $27.40 per ADS. The ADSs were sold pursuant to the Sales Agreement with JonesTrading dated October 3, 2022. After deducting fees and expenses, total proceeds to the Company from the sales of the ADSs were approximately $0.3 million. In connection with such sales, the Company registered aggregate share capital increases of nominal DKK 118,853 with the Danish Business Authority.

During the year ended December 31, 2023, the Company sold 3,679,954 ordinary shares represented by ADSs, DKK 1 nominal value, at a VWAP of $17.10 per ADS. The ADSs were sold pursuant to the Sales Agreement with JonesTrading dated October 3, 2022. Total proceeds to the Company from the sales of the ADSs were approximately $6.4 million. In connection with such sales, the Company registered aggregate share capital increases of nominal DKK 3,679,954 with the Danish Business Authority.

2023 Securities Purchase Agreement

On December 18, 2023, the Company entered into a Securities Purchase Agreement with a group of certain investors including all members of the Company’s Management and Board of Directors, and MSD Global Health Innovation Fund, a corporate venture capital arm of Merck & Co., Inc., Rahway, NJ, USA, for the issuance and sale in private placement of 9,726,898 of ordinary shares, DKK 1 nominal value represented by ADSs, and accompanying 2023 SPA Investor Warrants to purchase up to 9,726,898 ordinary shares represented by ADSs at a purchase price of $0.54 per ordinary share. The 2023 SPA Investor Warrants are exercisable immediately upon issuance and expire three years after the closing date of the private placement and have an exercise price equal to $0.71 per share. The gross proceeds to the Company from the private placement were $5.3 million, with up to an additional $6.8 million of gross proceeds in the event of cash exercise of the 2023 SPA Investor Warrants, before deducting offering expenses payable by the Company. Of the initial gross proceeds to the Company, $2.6 million was allocated to the 2023 SPA Investor Warrants issued. Refer to Note 6 for additional information on the 2023 SPA Investor Warrants.

At year end, due to issue of shares and warrant exercise, the outstanding share capital was nominal DKK 37,897,780.

The following are changes in the Company’s share capital for the years ended December 31, 2021, 2022 and 2023:

	Number of	Share Capital
	Ordinary Shares	(DKK in thousands)
Share capital, December 31, 2020	16,198,668	16,198
Capital increase at February 9, 2021 (for initial public offering)	3,000,000	3,000
Capital increase at November 9, 2021 (for follow-on offering)	3,942,856	3,943
Capital increase November 2021 (exercised warrants)	62,284	63
Share capital, December 31, 2021	23,203,808	23,204
Capital increase April 2022 (exercised warrants)	54,072	54
Capital increase June 2022 (exercised warrants)	92,313	92
Capital increase June 2022 (exercised warrants)	37,665	38
Capital increase at June 7, 2022 (LPC purchase agreement)	428,572	429
Capital increase June 2022 (exercised warrants)	17,264	17
Capital increase August 2022 (exercised warrants)	92,313	92
Capital increase August 2022 (exercised warrants)	41,085	41
Capital increase September 2022 (exercised warrants)	10,836	11
Capital increase at October 13, 2022 (JonesTrading sales agreement)	23,405	23
Capital increase at October 17, 2022 (JonesTrading sales agreement)	26,396	26
Capital increase at October 20, 2022 (JonesTrading sales agreement)	64,601	65
Capital increase at December 5, 2022 (exercised warrants)	42,633	43
Capital increase at December 29, 2022 (JonesTrading sales agreement)	4,450	4
Share capital, December 31, 2022	24,139,413	24,139
Capital increase at January 4, 2023 (JonesTrading sales agreement)	186,584	187
Capital increase at January 4, 2023 (JonesTrading sales agreement)	447,829	448
Capital increase at January 5, 2023 (JonesTrading sales agreement)	94,278	94
Capital increase at January 20, 2023 (JonesTrading sales agreement)	259,407	259
Capital increase at January 24, 2023 (JonesTrading sales agreement)	79,657	80
Capital increase at January 24, 2023 (JonesTrading sales agreement)	71,678	72
Capital increase at February 7, 2023 (JonesTrading sales agreement)	96,271	96
Capital increase at February 9, 2023 (JonesTrading sales agreement)	1,003,802	1,004
Capital increase at February 13, 2023 (JonesTrading sales agreement)	42,808	43
Capital increase at March 24, 2023 (JonesTrading sales agreement)	16,280	16
Capital increase May 2023 (exercised warrants)	134,730	135
Capital increase May 2023 (exercised warrants)	51,125	51
Capital increase June 2023 (exercised warrants)	150,000	150
Capital increase at June 6, 2023 (JonesTrading sales agreement)	861,614	862
Capital increase June 2023 (exercised warrants)	4,824	5
Capital increase at July 18, 2023 (JonesTrading sales agreement)	11,348	11
Capital increase September 2023 (exercised warrants)	10,836	11
Capital increase at September 22, 2023 (JonesTrading sales agreement)	54,099	54
Capital increase at September 26, 2023 (JonesTrading sales agreement)	51,750	52
Capital increase at September 27, 2023 (JonesTrading sales agreement)	45,807	46
Capital increase at October 2, 2023 (JonesTrading sales agreement)	54,829	55
Capital increase at November 1, 2023 (JonesTrading sales agreement)	50,281	50
Capital increase at November 15, 2023 (JonesTrading sales agreement)	19,387	19
Capital increase at November 16, 2023 (JonesTrading sales agreement)	77,119	77
Capital increase at November 21, 2023 (JonesTrading sales agreement)	43,950	44
Capital increase at November 21, 2023 (JonesTrading sales agreement)	21,136	21
Capital increase at November 30, 2023 (JonesTrading sales agreement)	24,316	24
Capital increase at December 4, 2023 (JonesTrading sales agreement)	65,724	66
Capital increase at December 21, 2023 (2023 SPA)	9,726,898	9,727
Share capital, December 31, 2023	37,897,780	37,898

The Company’s share capital consists of the following ordinary shares:

	December 31,
	2023	2022

	(USD in thousands)
Authorized, issued and fully paid
37,897,780 (2022: 24,139,413) ordinary shares of DKK 1 each (2022: ordinary shares of DKK 1 each)	$5,899	$3,886
Total share capital	$5,899	$3,886

The Company’s ordinary shares shall confer on the holders thereof the right to receive notice of, attend and vote at general meetings of the Company.

Executive Management’s and Board of Director’s holding of shares

At December 31, the board of directors and executive management held the following shareholdings in the Company:

Number of ordinary shares owned	2023	2022	2021
Christian Kanstrup	1,493,014	—	—
Bo Karmark	—	2,000	—
Jesper Nyegaard Nissen	99,913	—	—
Birgitte Rønø	148,123	—	—
Andreas Holm Mattsson	4,267,931	4,071,961	4,163,832
Niels Iversen Møller	—	—	4,292,604
Lars Aage Staal Wegner	—	82,124	182,124
Executive Management in total	6,008,981	4,156,085	8,638,560

Number of ordinary shares owned	2023	2022	2021
Niels Iversen Møller	4,292,678	4,196,840	—
Roberto Prego	539,069	310,248	310,248
Lars Holtug	157,891	—	—
Marianne Søgaard	1,684,547	41,652	41,652
Steven Projan	—	27,288	27,288
Board of Directors in total	6,674,185	4,576,028	379,188